Financial Risk and Insurance Management - Summary of Leverage Ratio (Detail) S/ in Thousands	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure Of Leverage Ratio [Line Items]
Total loans and borrowings	S/ 3,216,171	S/ 2,965,541	S/ 3,376,282
Cash and cash equivalents	(335,441)	(235,745)	(241,133)	S/ (208,694)
Total equity	1,766,356	1,622,940	1,776,566	S/ 1,558,061
Capital Risk [Member]
Disclosure Of Leverage Ratio [Line Items]
Total loans and borrowings	3,532,510	3,619,774	3,761,582
Cash and cash equivalents	(335,441)	(235,745)	(241,133)
Net debt	3,197,069	3,384,029	3,520,449
Total equity	1,766,356	1,622,940	1,776,566
Total adjusted equity	S/ 4,963,425	S/ 5,006,969	S/ 5,297,015
Leverage ratio	0.64	0.68	0.66